Commitments And Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies [Line Items]
Letters of credit outstanding, amount	$ 199,000,000	$ 187,900,000
Derivative instruments	591,500,000	670,100,000
Mortgage loans sold	2,500,000,000	3,700,000,000
Additional amount related to loss indemnification claims for residential mortgage loans previously sold to investors	439,000	11,000,000
Losses charged against the liability for estimated losses	8,000,000	8,100,000
Liability for estimated losses on repurchase and indemnification	2,500,000	8,900,000
Customer balances maintained by clearing broker and subject to indemnification	27,900,000
Commercial, Commercial Real Estate And Construction Loans [Member]
Commitments And Contingencies [Line Items]
Loan disbursable	1,900,000,000	1,900,000,000
Home Equity [Member]
Commitments And Contingencies [Line Items]
Loan disbursable	762,200,000	829,900,000
Residential Mortgage [Member]
Commitments And Contingencies [Line Items]
Loan disbursable	$ 272,900,000	$ 303,100,000